Costs and expenses by nature	12 Months Ended
Dec. 31, 2023
Costs and expenses by nature
Costs and expenses by nature

25.Costs and expenses by nature

a)Cost of goods sold

Mining costs	12/31/2023
Salaries and benefits	(1,074)
Mining service providers	(18,786)
Blasting and fuels	(8,924)
Equipment rental	(752)
Depletion	(3,084)
Other	(202)
(32,822)

Processing costs	12/31/2023
Salaries and benefits	(6,423)
Fuels	(4,072)
Consumables	(15,048)
Equipment rental	(3,067)
Depreciation	(4,287)
Taxes and fees	(358)
Power supply	(765)
Plant services	(2,278)
Other	(2,452)
(38,750)

Distribution costs	12/31/2023
Freight	(12,744)
Insurance	(133)
Warehouse	(455)
Port Operations	(2,263)
(15,595)
Royalties (*)	(5,168)
Total	(92,335)

(*) Applicable Royalties:

i.) 2.0% Compensação Financeira pela Exploração de Recursos Minerais (CFEM), a royalty on mineral production levied by the Brazilian government, payable on the gross revenue from sales of minerals extracted from the Lithium Properties.

ii.) A royalty (currently held by LRC LP I, an unrelated party) of 1% of Net Revenues from sales of minerals extracted from the Lithium Properties.

b)General and administrative expenses

	12/31/2023	12/31/2022
Salaries and benefits (Board, CEO and CFO)	(1,122)	(329)
Salaries and benefits (Staff)	(13,313)	(2,420)
Legal	(9,624)	(2,135)
Travel	(3,958)	(1,366)
Accounting services	(1,303)	(449)
Audit services	(2,244)	(864)
Insurance (D&O)	(4,761)	(1,518)
Marketing, business development and investor relations	(3,454)	(2,504)
Taxes and fees	(1,886)	(1,115)
Advisory services	(5,377)	—
Demurrage/Transport	(1,649)	—
Insurance	(1,025)	—
Depreciation	(176)	(102)
Other	(4,506)	(3,160)
	(54,398)	(15,962)